Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of Trade Payables
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Open accounts	27,934	21,339	7,660
Checks payables	269	283	74
	28,203	21,622	7,734